UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Municipal Money Market Fund Fidelity® Municipal Money Market Fund : FTEXX

This semi-annual shareholder report contains information about Fidelity® Municipal Money Market Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Money Market Fund	$ 20	0.40%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$3,821,921,436
Number of Holdings	526
What did the Fund invest in?
(as of February 28, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	80.2
8-30	1.7
31-60	2.4
61-90	2.6
91-180	5.1
>180	7.7

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 39.0
Tender Option Bond - 31.4
Municipal Securities - 15.2
Commercial Paper - 5.7
Net Other Assets (Liabilities) - 8.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915385.100    10-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Municipal Money Market Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Municipal Money Market Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 15.2%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2025 (b)	535,000	537,155
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2025 (b)	1,000,000	1,003,985
		1,541,140
TOTAL ARIZONA		1,541,140
Colorado - 0.0%
Education - 0.0%
University Colo Enterprise Sys (University Colo Enterprise Sys Proj.) 5% 6/1/2025	1,730,000	1,736,602
Connecticut - 0.4%
General Obligations - 0.4%
Connecticut St Gen. Oblig. Series 2013A, 2.85% 3/1/2025 (c)	900,000	900,000
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2025	880,000	884,333
East Lyme CT Gen. Oblig. BAN 4.15% 8/7/2025	2,300,000	2,305,797
Milford CT BAN 4% 10/28/2025	2,500,000	2,516,023
New London CT Gen. Oblig. BAN 4.5% 3/13/2025	3,700,000	3,701,109
Stratford CT Gen. Oblig. BAN 4% 1/28/2026	4,085,000	4,118,970
		14,426,232
TOTAL CONNECTICUT		14,426,232
District Of Columbia - 0.4%
General Obligations - 0.0%
District Columbia Gen. Oblig. Series 2023 B, 5% 6/1/2025	600,000	602,695
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath 5% 10/1/2025 (b)	1,000,000	1,010,961
Metropolitan Wash DC Arpts Ath Series 2017 A, 5% 10/1/2025 (b)	775,000	783,387
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2025 (b)	2,650,000	2,678,125
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2025 (b)	9,240,000	9,340,984
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2025 (b)	750,000	755,859
		14,569,316
TOTAL DISTRICT OF COLUMBIA		15,172,011
Florida - 0.1%
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth Series 2015A, 5% 10/1/2029 (Pre-refunded to 10/1/2025 at 100) (b)	1,655,000	1,671,207
General Obligations - 0.1%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series C, 5% 7/1/2025	2,900,000	2,918,235
Transportation - 0.0%
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2025 (b)	150,000	151,353
TOTAL FLORIDA		4,740,795
Illinois - 1.7%
Escrowed/Pre-Refunded - 0.0%
Illinois Fin Auth Rev Series 2015, 5.25% 5/15/2050 (Pre-refunded to 5/15/2025 at 100)	530,000	531,574
General Obligations - 0.6%
Cook Cnty IL Gen. Oblig. 5% 11/15/2025	1,000,000	1,013,173
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	2,530,000	2,560,838
Illinois St Gen. Oblig. 5% 3/1/2025	4,740,000	4,740,000
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	3,950,000	3,996,554
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2025	1,295,000	1,309,345
Illinois St Gen. Oblig. Series 2018A, 6% 5/1/2025	600,000	602,115
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2025	1,000,000	1,010,874
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2025	900,000	912,894
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2025	575,000	575,000
Illinois St Gen. Oblig. Series MARCH 2021 B, 5% 3/1/2025	3,360,000	3,360,000
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	1,425,000	1,433,717
Illinois St Gen. Oblig. Series OCTOBER 2024 B, 5% 10/1/2025	2,300,000	2,327,690
		23,842,200
Health Care - 1.1%
Illinois Fin Auth Rev (Advocate Health Care Network Proj.) SIFMA Municipal Swap Index + 0.3%, 2.16% tender 4/1/2051 (c)(d)	40,690,000	40,690,000
Special Tax - 0.0%
Illinois St Sales Tax Rev 5% 6/15/2025	1,000,000	1,004,657
Illinois St Sales Tax Rev Series 2018A, 5% 6/15/2025	500,000	502,635
		1,507,292
TOTAL ILLINOIS		66,571,066
Kansas - 0.6%
General Obligations - 0.6%
Lawrence KS Gen. Oblig. BAN Series 2024 I, 4.5% 5/1/2025	9,300,000	9,315,887
Wichita KS Gen. Oblig. BAN Series 318, 4% 10/15/2025	14,800,000	14,903,359
		24,219,246
TOTAL KANSAS		24,219,246
Louisiana - 0.0%
Escrowed/Pre-Refunded - 0.0%
Louisiana St Gas & Fuel Tax Rv Series A, 4.5% 5/1/2039 (Pre-refunded to 5/1/2025 at 100)	750,000	751,310
Maine - 0.4%
General Obligations - 0.4%
Saco ME BAN 4% 11/13/2025	13,500,000	13,568,056
Massachusetts - 0.4%
General Obligations - 0.4%
Groton MA BAN 4.5% 6/20/2025	5,700,000	5,715,383
Lenox MA Gen. Oblig. BAN 4% 1/22/2026	4,200,000	4,235,407
Nantucket MA Gen. Oblig. BAN Series B, 4.5% 3/21/2025	6,180,800	6,183,775
		16,134,565
TOTAL MASSACHUSETTS		16,134,565
Michigan - 0.5%
Health Care - 0.5%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.11% tender 1/15/2047 (c)(d)	18,435,000	18,435,000
Minnesota - 0.0%
General Obligations - 0.0%
Minnesota St Gen. Oblig. Series 2023 D, 5% 8/1/2025	1,605,000	1,617,861
Nevada - 0.1%
General Obligations - 0.1%
Clark Cnty NV School Dist Series 2020 B, 5% 6/15/2025	1,500,000	1,507,242
Clark Cnty NV School Dist Series 2024 C, 5% 6/15/2025	2,090,000	2,100,812
		3,608,054
TOTAL NEVADA		3,608,054
New Jersey - 3.9%
General Obligations - 3.9%
Borough of Waldwick NJ Gen. Oblig. BAN 4% 10/10/2025	2,200,000	2,208,710
Branchburg Twp NJ Gen. Oblig. BAN Series 2024A, 4.5% 4/24/2025	4,700,000	4,706,171
Cedar Grove Twp NJ Gen. Oblig. BAN Series 2024, 4.5% 6/26/2025	3,200,000	3,208,311
Cherryhill NJ BAN 4% 11/25/2025	16,535,929	16,632,713
Clifton NJ Gen. Oblig. BAN Series 2024A, 4.5% 5/21/2025	2,300,000	2,303,839
Cranford Township NJ Gen. Oblig. BAN 4% 8/22/2025	2,300,000	2,307,105
East Brunswick Twp N J BAN 4% 7/15/2025	1,395,000	1,398,183
Essex Cnty NJ Impt Auth Lease Gen. Oblig. BAN Series 2024, 5% 6/18/2025	750,000	754,237
Evesham Twp NJ Gen. Oblig. BAN Series 2024 A, 4% 9/16/2025	2,000,000	2,008,660
Freehold Township NJ Gen. Oblig. BAN Series 2024, 4% 10/21/2025	4,900,000	4,930,492
Glassboro NJ Gen. Oblig. BAN 4.25% 5/30/2025	2,800,000	2,805,119
Ho & Ho Kus NJ Gen. Oblig. BAN 4.75% 5/1/2025	1,000,000	1,001,253
Hopewell Township Mercer CO NJ Gen. Oblig. BAN Series 2024, 4% 9/23/2025	3,600,000	3,619,925
Jefferson Twp NJ Gen. Oblig. BAN 4.5% 6/13/2025	5,000,000	5,011,127
Kinnelon NJ Gen. Oblig. BAN 4% 9/26/2025	2,700,000	2,715,151
Lakewood NJ Tan Gen. Oblig. BAN Series 2024, 4% 12/18/2025	3,800,000	3,826,502
Logan Twp NJ Gen. Oblig. BAN Series 2024, 4% 10/16/2025	4,023,000	4,049,957
Mahwah Twp NJ Ban BAN 4% 5/30/2025	2,300,000	2,302,352
Marlboro Twp NJ Gen. Oblig. BAN 4% 4/29/2025	6,400,000	6,407,738
Metuchen NJ Tan Gen. Oblig. BAN Series 2024A, 4.5% 7/9/2025	5,000,000	5,015,804
Monmouth Cnty NJ Impt Auth Rev BAN Series 2024, 4% 3/14/2025	2,075,000	2,075,385
Montville Township Morris Cnty NJ Gen. Oblig. BAN 4% 11/4/2025	2,400,000	2,413,752
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 5.5% 9/1/2025	15,000,000	15,177,306
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2025	660,000	659,999
Old Bridge Township New Jersey Gen. Oblig. BAN Series 2024, 4% 9/5/2025	3,000,000	3,012,934
Point Pleasant NJ Gen. Oblig. BAN 4% 8/29/2025	1,800,000	1,805,954
Ridgewood NJ Ban Gen. Oblig. BAN Series 2024B, 3.75% 10/9/2025	5,900,000	5,933,141
Rockaway Township NJ Gen. Oblig. BAN 4% 12/12/2025	12,661,930	12,750,429
Scotch Plains Twp NJ Gen. Oblig. BAN 4% 1/16/2026	2,000,000	2,011,046
Springfield Twp NJ Union Cnty Gen. Oblig. BAN 4.75% 5/1/2025	2,000,000	2,002,831
Stafford Twp NJ Gen. Oblig. BAN Series 2024A, 4% 10/21/2025	8,100,000	8,150,371
Tenafly NJ Gen. Oblig. BAN 4.5% 5/22/2025	3,000,000	3,005,461
Wayne Twp NJ BAN 4% 10/30/2025	2,600,000	2,615,309
West Milford Township NJ Gen. Oblig. BAN 4% 9/12/2025	4,100,000	4,118,049
Woodcliff Lake N J Gen. Oblig. BAN 4% 9/19/2025	2,300,000	2,309,369
		145,254,685
TOTAL NEW JERSEY		145,254,685
New York - 2.6%
General Obligations - 2.6%
Broome Cnty NY Gen. Oblig. BAN Series 2024, 4.5% 4/25/2025	18,841,581	18,864,011
Burnt Hills Ballston Lake NY Cent Sch Dist BAN Series 2024, 4.5% 6/20/2025	6,300,000	6,316,630
Corning NY City Sch Dist Tan BAN Series 2024 B, 4.5% 6/20/2025	6,700,000	6,718,093
Depew NY Un Free Sch Dist BAN Series 2024, 4% 10/30/2025	6,630,000	6,672,815
East Hampton NY Un Free Sh Dis TAN Series 2024 2025 TAXES B, 4.5% 6/26/2025	2,000,000	2,009,430
East Syracuse-Minoa NY Cent SD BAN Series 2024, 4.5% 7/11/2025	3,100,000	3,109,081
Eastchester NY Un Free Sch Dis BAN Series 2025, 4% 1/23/2026	4,100,000	4,136,844
Harrison NY Cent Sch Dist BAN Series 2024, 4.5% 7/25/2025	2,300,000	2,308,528
Kenmore-Tonawanda NY Ufsd BAN Series 2024, 4.5% 6/26/2025	6,700,000	6,718,642
Lancaster Town NY Gen. Oblig. BAN Series 2024, 4.5% 7/18/2025	3,600,000	3,612,969
Mahopac NY Cent Scd BAN Series 2024, 4.5% 7/25/2025	4,600,000	4,616,339
Massapequa NY Un Free Sch Dist TAN Series 2024 2025 TAXES, 4% 6/20/2025	2,500,000	2,506,712
New Paltz Town N Y Gen. Oblig. BAN Series 2024 D, 4% 10/3/2025	2,000,000	2,010,439
New Windsor NY Gen. Oblig. BAN Series 2024, 4.5% 6/27/2025	2,100,000	2,105,363
Ossining Village NY Gen. Oblig. BAN Series 2024, 4% 9/18/2025	6,700,000	6,735,457
Port Jervis NY City Sch Dist BAN 4.5% 6/27/2025	2,100,000	2,105,642
Sachem Cent Sch Dist NY TAN Series 2024 2025 TAXES, 4.5% 6/20/2025	16,500,000	16,547,554
		97,094,549
TOTAL NEW YORK		97,094,549
North Carolina - 0.0%
General Obligations - 0.0%
North Carolina St Gen. Oblig. Series 2019 B, 5% 6/1/2025	515,000	517,609
Ohio - 0.4%
General Obligations - 0.4%
Bedford OH City Sch Dist BAN Series 2025, 4.5% 9/4/2025 (e)	6,100,000	6,146,299
Hamilton OH Gen. Oblig. BAN Series 2024, 4% 12/17/2025	920,000	926,546
Huber Heights OH BAN 4.5% 7/10/2025	2,700,000	2,711,078
Kings Loc Sch Dist Ohio BAN 4.5% 7/16/2025	1,200,000	1,203,252
Monroe OH Loc Sch Dist BAN 4.125% 12/3/2025	1,000,000	1,004,511
Monroe OH Loc Sch Dist BAN Series 2025, 3.875% 12/4/2025	1,100,000	1,105,503
Ohio St Spl Oblig (State of Ohio Proj.) Series 2020B, 5% 4/1/2025	715,000	715,878
		13,813,067
TOTAL OHIO		13,813,067
Oregon - 0.0%
Transportation - 0.0%
Port of Portland Arpt Rev Series TWENTY FIVE B, 5% 7/1/2025 (b)	120,000	120,390
Pennsylvania - 0.2%
General Obligations - 0.2%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2025	500,000	501,677
Pennsylvania St Gen. Oblig. Series 2018, 5% 3/1/2025	600,000	600,000
Pennsylvania St Gen. Oblig. Series FIRST 2024, 5% 8/15/2025	7,975,000	8,044,541
		9,146,218
TOTAL PENNSYLVANIA		9,146,218
South Carolina - 1.9%
Escrowed/Pre-Refunded - 0.6%
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (b)	8,060,000	8,102,413
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2050 (Pre-refunded to 7/1/2025 at 100) (b)	12,730,000	12,813,206
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (b)	2,875,000	2,894,489
		23,810,108
General Obligations - 1.3%
Anderson Cnty SC Sch Dist No 004 BAN Series 2024, 4% 3/27/2025	15,620,000	15,625,584
Charleston County School District 5% 3/1/2025	24,600,000	24,600,000
York Cnty SC Sch Dist No 4 Fort Mill BAN Series 2024, 3.75% 10/8/2025	10,300,000	10,356,377
		50,581,961
TOTAL SOUTH CAROLINA		74,392,069
Tennessee - 0.2%
Escrowed/Pre-Refunded - 0.0%
Tennessee St Sch Bd Auth Series 2015B, 5% 11/1/2035 (Pre-refunded to 11/1/2025 at 100)	1,185,000	1,199,750
Housing - 0.2%
Tennessee Hsg Dev Agy Residential Fin Prog Rev (Tn Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2024 3B, 3.5% tender 7/1/2055 (c)	2,500,000	2,500,000
Tennessee Hsg Dev Agy Residential Fin Prog Rev (Tn Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2024 3C, 3.5% tender 1/1/2056 (c)	3,150,000	3,150,004
		5,650,004
TOTAL TENNESSEE		6,849,754
Texas - 0.3%
General Obligations - 0.3%
Houston TX Gen. Oblig. Series 2016 A, 5% 3/1/2025	550,000	550,000
Laredo TX Indpt Sch Dist 4% 8/1/2025 (Permanent Sch Fund of Texas Guaranteed)	995,000	999,147
Texas State Gen. Oblig. Series 2020 A, 4% 8/1/2025 (b)	1,055,000	1,058,884
Texas State Gen. Oblig. Series 2024, 5% 10/1/2025	6,085,000	6,152,180
		8,760,211
Water & Sewer - 0.0%
Texas Wtr Dev Brd Series A, 5% 4/15/2025	1,500,000	1,503,200
TOTAL TEXAS		10,263,411
Washington - 1.1%
Electric Utilities - 0.0%
Seattle WA Mun Lt & Pwr Rev Series 2016B, 5% 4/1/2025	700,000	700,988
General Obligations - 0.8%
State of Washington 5% 7/1/2025	4,500,000	4,527,066
State of Washington 5% 7/1/2025	23,250,000	23,389,844
		27,916,910
Transportation - 0.3%
Port Seattle WA Rev Series 2018A, 5% 5/1/2025 (b)	5,250,000	5,264,325
Port Seattle WA Rev Series 2024B, 5% 7/1/2025 (b)	6,000,000	6,028,708
Port Seattle WA Rev Series B, 5% 10/1/2025 (b)	500,000	504,961
		11,797,994
TOTAL WASHINGTON		40,415,892
TOTAL MUNICIPAL SECURITIES (Cost $580,389,582)		580,389,582

Tender Option Bond - 31.4%
	Principal Amount (a)	Value ($)
Alabama - 1.1%
Synthetics - 1.1%
Alabama Infirmary Health Rev Participating VRDN Series 5065, 1.89% 2/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	18,700,000	18,700,000
Black Belt Energy Gas District Participating VRDN Series 2023 ZL0509, 1.91% 2/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	4,515,000	4,515,000
Black Belt Energy Gas District Participating VRDN Series 2024 XM1190, 1.91% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	700,000	700,000
Black Belt Energy Gas District Participating VRDN Series XM 11 99, 1.85% 3/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	2,100,000	2,100,000
Black Belt Energy Gas District Participating VRDN Series ZF 16 77, 1.91% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	4,375,000	4,375,000
Energy Southeast Ala Coop. District Participating VRDN 1.91% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,000,000	2,000,000
Jefferson County Swr. Rev Participating VRDN Series 2024 XL0531, 1.9% 10/1/2053 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,300,000	2,300,000
Southeast Energy Auth Rev Participating VRDN Series 2023 XM1131, 1.91% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	4,000,000	4,000,000
Southeast Energy Auth Rev Participating VRDN Series ZL 04 68, 1.89% 1/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	1,555,000	1,555,000
		40,245,000
TOTAL ALABAMA		40,245,000
Alaska - 0.1%
Synthetics - 0.1%
Alaska Hsg. Fin Corp. Rev VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	600,000	600,000
Anchorage Port Rev Participating VRDN Series XF 17 88, 1.92% 2/1/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,900,000	2,900,000
		3,500,000
TOTAL ALASKA		3,500,000
Arizona - 0.4%
Synthetics - 0.4%
Arizona Indl Dev Auth Multi Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	635,000	635,000
Arizona Indl Dev Auth Multi Participating VRDN Series 2024 MIZ9192, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	4,300,000	4,300,000
Arizona Brd Regents AZ St Univ Sys Rev Participating VRDN 1.89% 7/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	2,750,000	2,750,000
Arizona Indl Dev Auth Multi Participating VRDN Series 2024 MIZ9180, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	1,170,000	1,170,000
Arizona Indl Dev Auth Multi Participating VRDN Series 2024 MIZ9187, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	1,810,000	1,810,000
Phoenix Civic Impt Board Arpt Rev Participating VRDN Series YX 12 72, 1.91% 7/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	2,755,000	2,755,000
		13,420,000
TOTAL ARIZONA		13,420,000
California - 0.1%
Synthetics - 0.1%
Los Angeles Cmnty. Redev Agcy Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9189, 2.19% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(f)(g)	480,000	480,000
River Islands Pub Fing Auth Participating VRDN Series 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	3,000,000	3,000,000
San Francisco City & County Arpt Commission Intl Arpt Rev Participating VRDN Series 2019 XL0101, 1.91% 5/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	115,000	115,000
		3,595,000
TOTAL CALIFORNIA		3,595,000
Colorado - 1.8%
Synthetics - 1.8%
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2019 XG0252, 1.91% 7/1/2034 (Liquidity Facility Bank of America, N.A.) (c)(f)	390,000	390,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2020 XM0829, 1.89% 8/1/2044 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,900,000	3,900,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2023 017, 2.16% 12/1/2026 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,675,000	6,675,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series XF 30 40, 1.89% 11/1/2052 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,625,000	2,625,000
Denver City & County Arpt Rev Participating VRDN Series 2018 XG0196, 1.94% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	19,475,000	19,475,000
Denver City & County Arpt Rev Participating VRDN Series 2023 XF1513, 1.94% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	12,655,000	12,655,000
Denver City & County Arpt Rev Participating VRDN Series 2024 ZF1771, 1.92% 12/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	1,665,000	1,665,000
Denver City & County Arpt Rev Participating VRDN1.91% 12/1/2048 (Liquidity Facility UBS AG) (b)(c)(f)	3,750,000	3,750,000
Denver CO Arpt Rev Participating VRDN Series 2025 ZF1826, 2.9% 12/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,215,000	2,215,000
Denver CO City & Cnty Arpt Participating VRDN 1.91% 11/15/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	3,750,000	3,750,000
Denver CO City & Cnty Arpt Participating VRDN 1.91% 11/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	7,050,000	7,050,000
Denver CO City & Cnty Arpt Participating VRDN Series 2023 ZF3204, 1.91% 11/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(f)	3,535,000	3,535,000
		67,685,000
TOTAL COLORADO		67,685,000
Connecticut - 2.4%
Synthetics - 2.4%
Connecticut Gen. Oblig. Participating VRDN Series 2017 014, 1.9% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (c)(f)	14,800,000	14,800,000
Connecticut Gen. Oblig. Participating VRDN Series 2017 016, 1.9% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (c)(f)	78,540,000	78,540,000
		93,340,000
TOTAL CONNECTICUT		93,340,000
District Of Columbia - 0.1%
Synthetics - 0.1%
Metropolitan Washington Arpt Auth Dulles Toll Road Rev Participating VRDN Series 2019 XG0267, 1.91% 10/1/2053 (Liquidity Facility Bank of America, N.A.) (c)(f)	920,000	920,000
Metropolitan Washington Arpt Auth Dulles Toll Road Rev Participating VRDN Series 2020 XF0920, 1.89% 10/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	2,145,000	2,145,000
		3,065,000
TOTAL DISTRICT OF COLUMBIA		3,065,000
Florida - 3.4%
Synthetics - 3.4%
Assured Guaranty Muni Corp Participating VRDN Series 2024 XM1183, 1.92% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	4,200,000	4,200,000
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN Series 2023 XF1641, 1.96% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	3,800,000	3,800,000
Broward County Arpt Sys Rev Participating VRDN Series XG 04 43, 1.93% 10/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	5,315,000	5,315,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN Series 2023 XL0429, 1.97% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,200,000	1,200,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 1.91% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	18,055,000	18,055,000
Florida Dev Fin Corp Rev Participating VRDN Series XG 05 77, 1.91% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	6,470,000	6,470,000
Greater Orlando Aviation Auth Arpt Facilities Rev Participating VRDN Series XL 04 30, 1.91% 10/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	3,750,000	3,750,000
Greater Orlando Aviation Auth Participating VRDN 1.96% 10/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	1,700,000	1,700,000
Greater Orlando Aviation Auth Participating VRDN Series 2023 XF1463, 1.96% 10/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	1,205,000	1,205,000
Greater Orlando Aviation Auth Participating VRDN Series 2024 XL0571, 1.96% 10/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	3,100,000	3,100,000
Greater Orlando Aviation Auth Participating VRDN Series 2024 ZF3225, 1.91% 10/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(f)	3,745,000	3,745,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN 1.89% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	3,330,000	3,330,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN 1.89% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	4,600,000	4,600,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2024 XF3239, 1.89% 11/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	3,185,000	3,185,000
Hillsborough County Aviation Auth Rev Participating VRDN Series 2023 XF1610, 1.91% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	5,455,000	5,455,000
Hillsborough County Aviation Auth Rev Participating VRDN Series 2023 XF1637, 1.92% 10/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	3,400,000	3,400,000
Hillsborough County Indl Dev Participating VRDN Series XG 04 67, 1.9% 8/1/2055 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,055,000	3,055,000
JEA FL Wtr & Swr Sys Rev Participating VRDN Series 2024 XF1691, 1.89% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	2,500,000	2,500,000
Lee County Arpt Rev Participating VRDN Series 2021 XF1126, 1.94% 10/1/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	3,195,000	3,195,000
Lee County Arpt Rev Participating VRDN Series 2023 XF1523, 1.92% 10/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,430,000	2,430,000
Miami-Dade County Aviation Rev Participating VRDN Series 2023 XX1322, 1.91% 10/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	4,090,000	4,090,000
Miami-Dade County Edl Facilities Rev Participating VRDN Series 2018 XG0192, 1.9% 4/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,735,000	2,735,000
Miami-Dade County Expressway Auth Participating VRDN Series 2019 XG0252, 1.91% 7/1/2034 (Liquidity Facility Bank of America, N.A.) (c)(f)	6,100,000	6,100,000
Miami-Dade County Participating VRDN Series XF 11 59, Series 2023 XF1159, 1.94% 10/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	10,110,000	10,110,000
Miami-Dade County Participating VRDN Series XF 15 12, 1.94% 10/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	2,810,000	2,810,000
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 1.96% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (c)(f)	4,415,000	4,415,000
Pasco County FL Hosp Rev Participating VRDN Series 2023 XM1155, 1.89% 7/1/2030 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,135,000	2,135,000
South Broward Hosp Dist FL Rev Participating VRDN Series 2021 XG0345, 1.89% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,300,000	3,300,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN 1.93% 8/15/2036 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,600,000	3,600,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN Series 2018 XG0173, 1.96% 8/15/2047 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,100,000	2,100,000
Tampa FL Health Sys Rev Participating VRDN Series 2023 XF3146, 1.91% 11/15/2046 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,300,000	2,300,000
Broward County Arpt Sys Rev Participating VRDN Series 2024 ZF1748, 1.92% 10/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,200,000	2,200,000
		129,585,000
TOTAL FLORIDA		129,585,000
Georgia - 1.4%
Synthetics - 1.4%
Burke Cnty GA Oglethorpe Power Participating VRDN 1.9% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	19,400,000	19,400,000
Burke Cnty GA Oglethorpe Power Participating VRDN 1.91% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	14,800,000	14,800,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series XF 31 06, 1.9% 7/1/2063 (Liquidity Facility Barclays Bank PLC) (c)(f)	8,070,000	8,070,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series XG 04 70, 1.91% 1/1/2059 (Liquidity Facility Bank of America, N.A.) (c)(f)	6,925,000	6,925,000
Main Street Natural Gas Inc Participating VRDN Series 2023 ZF1659, 1.89% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	700,000	700,000
Main Street Natural Gas Inc Participating VRDN Series 2024 XM1187, 1.91% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	700,000	700,000
Muni Elec Auth of Georgia Participating VRDN Series 2019 XG0254, 1.91% 1/1/2063 (Liquidity Facility Bank of America, N.A.) (c)(f)	3,880,000	3,880,000
		54,475,000
TOTAL GEORGIA		54,475,000
Hawaii - 0.6%
Synthetics - 0.6%
Hawaii Arpt Sys Rev Participating VRDN Series 2022 XX1217, 1.9% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	16,635,000	16,635,000
Hawaii Arpt Sys Rev Participating VRDN Series YX 12 52, 1.9% 7/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	5,895,000	5,895,000
		22,530,000
TOTAL HAWAII		22,530,000
Idaho - 0.0%
Synthetics - 0.0%
Idaho Hsg & Fin Assn Participating VRDN Series 2024 XG0565, 1.89% 1/1/2054 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,055,000	2,055,000
Illinois - 4.3%
Synthetics - 4.3%
Chicago IL Gen. Oblig. Participating VRDN 1.9% 11/27/2028 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	12,800,000	12,800,000
Chicago O'Hare Intl Arpt Rev Participating VRDN Series 2018 XF0723, 1.9% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	17,750,000	17,750,000
Chicago O'Hare Intl Arpt Rev Participating VRDN Series 2018 XG0219, 1.9% 1/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	1,820,000	1,820,000
Chicago O'Hare Intl Arpt Rev Participating VRDN Series 2019 XF0736, 1.89% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	5,625,000	5,625,000
Chicago O'Hare Intl Arpt Rev Participating VRDN Series 2024 ZF1743, 1.92% 1/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,220,000	2,220,000
Chicago O'Hare Intl Arpt Rev Participating VRDN Series XF 14 30, 1.92% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,810,000	2,810,000
Chicago O'Hare Intl Arpt Rev Participating VRDN Series XX 12 43, 1.91% 5/1/2039 (Liquidity Facility Bank of America, N.A.) (b)(c)(f)	5,625,000	5,625,000
Chicago O'Hare Intl Arpt Rev Participating VRDN Series XX 12 45, 1.9% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	10,500,000	10,500,000
Chicago Transit Auth Participating VRDN Series 2020 XL0145, 1.9% 12/1/2057 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,180,000	1,180,000
Illinois Fin Auth Participating VRDN Series 2023 BAML5045, 1.94% 2/15/2053 (Liquidity Facility Bank of America, N.A.) (c)(f)	25,500,000	25,500,000
Illinois Fin Auth Participating VRDN Series 2023 BAML5047, 1.94% 11/15/2053 (Liquidity Facility Bank of America, N.A.) (c)(f)	22,100,000	22,100,000
Illinois Fin Auth Rev Participating VRDN 1.89% 7/15/2042 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	2,500,000	2,500,000
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.16% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (c)(f)	11,100,000	11,100,000
Illinois Fin Auth Rev Participating VRDN Series 2018 XF0711, 1.89% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	11,050,000	11,050,000
Illinois Finance Authority Rev Participating VRDN 1.89% 8/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	4,000,000	4,000,000
Illinois Gen. Oblig. Participating VRDN Series 2019 XM0759, 1.91% 11/1/2025 (Liquidity Facility Bank of America, N.A.) (c)(f)	1,125,000	1,125,000
Illinois Gen. Oblig. Participating VRDN Series XM 10 48, 1.91% 3/7/2025 (Liquidity Facility Bank of America NA) (c)(f)	11,185,000	11,185,000
Illinois Gen. Oblig. Participating VRDN Series XM 10 49, 1.91% 11/1/2029 (Liquidity Facility Bank of America, N.A.) (c)(f)	1,850,000	1,850,000
Illinois Housing Development Authority Participating VRDN 1.89% 10/1/2042 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,875,000	1,875,000
Illinois Housing Development Authority Participating VRDN 1.89% 10/1/2043 (Liquidity Facility Citibank NA) (c)(f)	2,500,000	2,500,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN 1.91% 1/1/2046 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,670,000	2,670,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2015 XF077, 1.92% 1/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	2,400,000	2,400,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2023 ZF3156, 1.89% 1/1/2041 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	2,165,000	2,165,000
Metropolitan Pier & Exposition Participating VRDN Series 2015 XF1045, 1.9% 6/15/2053 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,300,000	1,300,000
		163,650,000
TOTAL ILLINOIS		163,650,000
Iowa - 0.2%
Synthetics - 0.2%
Iowa Fin Auth Rev Participating VRDN Series 2024 003, 2.11% 3/1/2027 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,500,000	6,500,000
Kansas - 0.1%
Synthetics - 0.1%
University Kansas Hosp Auth Hlth Fac Rev Participating VRDN 1.89% 9/1/2048 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,300,000	4,300,000
Kentucky - 0.2%
Synthetics - 0.2%
CommonSpirit Health Participating VRDN 1.96% 3/7/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)	2,135,000	2,135,000
Covington Participating VRDN Series 2024 XL0569, 1.91% 12/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	2,150,000	2,150,000
Kentucky Bd Dev Corp Indl Bldg. Participating VRDN Series XM 11 41, 1.91% 9/1/2044 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	3,000,000	3,000,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1188, 1.91% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	700,000	700,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1189, 1.91% 8/1/2052 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	700,000	700,000
		8,685,000
TOTAL KENTUCKY		8,685,000
Louisiana - 0.1%
Synthetics - 0.1%
New Orleans Aviation Board Rev Participating VRDN Series 2023 XF3148, 1.91% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	4,500,000	4,500,000
Maryland - 0.1%
Synthetics - 0.1%
Maryland Health & Higher Edl Facilities Auth Rev Participating VRDN Series 2023 XF3152, 1.9% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,800,000	2,800,000
Montgomery Cnty MD Rev Participating VRDN Series 2018 XG0215, 1.9% 12/1/2044 (Liquidity Facility Bank of America, N.A.) (c)(f)	825,000	825,000
		3,625,000
TOTAL MARYLAND		3,625,000
Michigan - 0.2%
Synthetics - 0.2%
Gerald R Ford Intl Arpt Auth Mich Rev Participating VRDN 1.94% 1/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	2,700,000	2,700,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN 1.89% 6/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	3,500,000	3,500,000
		6,200,000
TOTAL MICHIGAN		6,200,000
Minnesota - 0.1%
Synthetics - 0.1%
Minnesota Housing Finance Agency Participating VRDN Series 2020 XF2879, 1.89% 7/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	3,325,000	3,325,000
Saint Paul Hsg. & Redev Auth Rev Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	2,000,000	2,000,000
		5,325,000
TOTAL MINNESOTA		5,325,000
Mississippi - 0.0%
Synthetics - 0.0%
Mississippi Home Corp Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9202 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	1,300,000	1,300,000
Mississippi Home Corp Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9205 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	800,000	800,000
		2,100,000
TOTAL MISSISSIPPI		2,100,000
Missouri - 2.2%
Synthetics - 2.2%
Kansas City Indl Dev Auth Participating VRDN Series 2022 XG0396, 1.94% 3/1/2057 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	10,000,000	10,000,000
Kansas City Indl Dev Auth Participating VRDN Series 2022 XG0402, 1.94% 3/1/2045 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	5,920,000	5,920,000
Kansas City Indl Dev Auth Participating VRDN Series 2023 XG0479, 1.94% 3/1/2057 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	4,725,000	4,725,000
Kansas City Indl Dev Auth Participating VRDN Series XL 04 58, 1.91% 3/1/2057 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	3,840,000	3,840,000
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	1,000,000	1,000,000
Kansas City Spl Oblig. Participating VRDN Series 2022 YX1193, 1.9% 9/1/2042 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,900,000	2,900,000
Montana Hlth Facs Auth Rev Participating VRDN 1.89% 11/15/2043 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	5,000,000	5,000,000
Montana Hlth Facs Auth Rev Participating VRDN Series 5066, 1.89% 6/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	9,595,000	9,595,000
Montana Hlth Facs Auth Rev Participating VRDN Series C 16, 1.91% 3/1/2045 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	34,100,000	34,100,000
Montana Hlth Facs Auth Rev Participating VRDN Series C 23, 1.9% 6/1/2045 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	4,200,000	4,200,000
St Louis Cnty MO Spl Oblig Participating VRDN Series 2022 XG0382, 1.89% 12/1/2047 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,240,000	2,240,000
		83,520,000
TOTAL MISSOURI		83,520,000
Nebraska - 0.0%
Synthetics - 0.0%
Central Plains Energy Proj Rev Participating VRDN Series 2022 ZL0301, 1.91% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	335,000	335,000
Nevada - 0.3%
Synthetics - 0.3%
Clark Cnty NV School Dist Participating VRDN Series 2023 XF1473, 1.98% 6/15/2042 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	1,495,000	1,495,000
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Participating VRDN Series 2023 XG0511, 1.89% 7/1/2053 (Liquidity Facility Bank of America, N.A.) (c)(f)	9,000,000	9,000,000
Las Vegas Valley NV Gen. Oblig. Participating VRDN Series 2023 ZF3155, 1.89% 6/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	1,585,000	1,585,000
		12,080,000
TOTAL NEVADA		12,080,000
New Jersey - 0.6%
Synthetics - 0.6%
New Jersey Econ Dev Auth Rev Participating VRDN Series 2016 XF2393, 1.89% 6/15/2041 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,750,000	1,750,000
New Jersey Econ Dev Auth Rev Participating VRDN Series 2017 XL0052, 1.89% 6/15/2042 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,525,000	3,525,000
New Jersey Tran Trust Fund Auth Participating VRDN Series 2018 XG0205, 1.89% 12/15/2034 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,100,000	1,100,000
New Jersey Tran Trust Fund Auth Participating VRDN Series XX 13 29, 1.89% 6/15/2050 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,250,000	4,250,000
New Jersey Tran Trust Fund Auth Participating VRDN Series YX 12 68, 1.89% 6/15/2046 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,500,000	3,500,000
New Jersey Turnpike Authority Participating VRDN 1.89% 1/1/2052 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,200,000	4,200,000
New Jersey Turnpike Authority Participating VRDN 1.91% 1/1/2052 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	3,500,000	3,500,000
		21,825,000
TOTAL NEW JERSEY		21,825,000
New Jersey,New York - 0.1%
Synthetics - 0.1%
Port Auth NY & NJ Participating VRDN Series 2022 YX1178, 1.91% 7/15/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	5,625,000	5,625,000
New York - 1.1%
Synthetics - 1.1%
Baltimore MD Oak Crest Village Participating VRDN 1.96% 11/17/2029 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	11,925,000	11,925,000
New York City Gen. Oblig. Participating VRDN 1.89% 9/1/2054 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	6,000,000	6,000,000
New York Metropolitan Tran Auth Rev Participating VRDN Series 2020 XF2868, 1.89% 11/15/2042 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,000,000	7,000,000
New York Metropolitan Tran Auth Rev Participating VRDN Series 2020 XF2878, 1.89% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000,000	2,000,000
New York Metropolitan Tran Auth Rev Participating VRDN Series 2020 XG0290, 1.89% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,595,000	5,595,000
New York Metropolitan Tran Auth Rev Participating VRDN Series XF 30 00, 1.89% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000,000	10,000,000
		42,520,000
TOTAL NEW YORK		42,520,000
North Carolina - 0.4%
Synthetics - 0.4%
Charlotte NC Arpt Rev Participating VRDN 1.95% 7/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)(f)	4,800,000	4,800,000
Greater Asheville Reg Arpt Auth Participating VRDN Series 2022 XM1011, 1.93% 7/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	5,700,000	5,700,000
Greater Asheville Reg Arpt Auth Participating VRDN Series XF 15 32, 1.94% 7/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	4,655,000	4,655,000
		15,155,000
TOTAL NORTH CAROLINA		15,155,000
Ohio - 1.0%
Synthetics - 1.0%
Columbus OH Arpt Rev Participating VRDN 1.9% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	3,800,000	3,800,000
Columbus OH Arpt Rev Participating VRDN Series 2025 YX1373, 1.9% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	4,300,000	4,300,000
CommonSpirit Health Participating VRDN 1.96% 3/7/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)	1,570,000	1,570,000
Hamilton County Healthcare Facilities Rev Participating VRDN Series 2024 XM1184, 1.89% 6/1/2038 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	3,100,000	3,100,000
Montgomery County Hosp Rev Participating VRDN Series XX 12 48, 1.9% 11/15/2045 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,400,000	5,400,000
Ohio Higher Edl Facility Commission Rev Participating VRDN Series YX 13 42, 1.9% 5/1/2054 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,415,000	1,415,000
Ohio Hosp Rev Participating VRDN Series 2023 XG0490, 1.9% 1/15/2050 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,610,000	2,610,000
Ohio Housing Finance Agency Participating VRDN Series 2025 XF1824, 1.89% 9/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	4,000,000	4,000,000
Ohio St Hsg Fin Agy Residential Mtg Rev Participating VRDN Series 2024 XL0540, 1.89% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	3,490,000	3,490,000
Ohio University Hosp Participating VRDN Series C 18, 1.9% 1/15/2041 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,400,000	2,400,000
Ohio University Hospital Participating VRDN Series C 22, 1.9% 1/15/2039 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	5,000,000	5,000,000
		37,085,000
TOTAL OHIO		37,085,000
Oregon - 0.4%
Synthetics - 0.4%
Multnomah OR Adventist Health Rev Participating VRDN 1.89% 3/1/2040 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,000,000	2,000,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	500,000	500,000
Port of Morrow Series 2024 MS0026, 2.06% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)(g)	5,400,000	5,400,000
Port of Portland Arpt Rev Participating VRDN Series 2024 XF1741, 1.96% 7/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	2,000,000	2,000,000
Port of Portland Arpt Rev Participating VRDN Series 2024 ZF1728, 1.96% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(f)	2,395,000	2,395,000
Port of Portland Arpt Rev Participating VRDN Series 2024 ZF3262, 1.96% 7/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(f)	1,055,000	1,055,000
Portland OR Swr Sys Rev Participating VRDN 1.89% 10/1/2049 (Liquidity Facility Bank of America, N.A.) (c)(f)	1,250,000	1,250,000
		14,600,000
TOTAL OREGON		14,600,000
Pennsylvania - 2.4%
Synthetics - 2.4%
Allegheny County Arpt Auth Rev Participating VRDN 1.92% 1/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	12,075,000	12,075,000
Allegheny County Arpt Auth Rev Participating VRDN Series 2023 XF1634, 1.92% 1/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,670,000	2,670,000
Commonwealth Fing Auth Tobacco Participating VRDN Series 2018 XX1080, 1.9% 6/1/2035 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,700,000	2,700,000
Cumberland County Muni Auth Rev Participating VRDN Series YX 12 73, 1.9% 11/1/2049 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,400,000	1,400,000
Lehigh County Gen. Purp. Hosp Rev Participating VRDN Series 2023 BAML5039, 1.94% 7/1/2043 (Liquidity Facility Bank of America, N.A.) (c)(f)(g)	5,740,000	5,740,000
Lehigh County Gen. Purp. Hosp Rev Participating VRDN Series XF 15 11, 1.9% 7/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	2,855,000	2,855,000
Montgomery County Higher Ed & Health Auth Rev Participating VRDN Series 2023 XG0528, 1.9% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	1,875,000	1,875,000
Montgomery County Higher Ed & Health Auth Rev Participating VRDN Series XG 05 50, 1.89% 5/1/2057 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,185,000	2,185,000
Pennsylvania Econ Dev Fing Auth Participating VRDN Series XG 04 37, 1.91% 12/31/2057 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	26,995,000	26,995,000
Pennsylvania Econ Dev Fing Auth Participating VRDN Series XM 10 83, 1.94% 12/31/2062 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	7,470,000	7,470,000
Pennsylvania Multi Fam Hsg Rev Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	1,565,000	1,565,000
Pennsylvania St Univ Participating VRDN Series 2020 XM0827, 1.89% 9/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	3,100,000	3,100,000
Philadelphia Arpt Rev Participating VRDN Series 2022 YX1211, 1.91% 7/1/2036 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	12,545,000	12,545,000
Philadelphia Wtr & WasteWtr Rev Participating VRDN Series XF 16 06, 1.9% 3/7/2025 (Liquidity Facility Toronto-Dominion Bank) (c)(f)	4,400,000	4,400,000
Southeastern PA Transn Auth Rev Participating VRDN 1.89% 6/1/2043 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	3,115,000	3,115,000
		90,690,000
TOTAL PENNSYLVANIA		90,690,000
South Carolina - 0.9%
Synthetics - 0.9%
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZF1671, 1.89% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	835,000	835,000
Prism Health SC Participating VRDN 1.89% 5/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	21,000,000	21,000,000
South Carolina Ports Auth Ports Rev Participating VRDN Series 2024 XG0552, 1.92% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,590,000	2,590,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2017 XF2425, 1.9% 12/1/2056 (Liquidity Facility Barclays Bank PLC) (c)(f)	100,000	100,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2018 XG0209, 1.9% 12/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	4,410,000	4,410,000
South Carolina Pub Svc Auth Rev Participating VRDN Series XL 04 18, 1.89% 12/1/2056 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,195,000	6,195,000
		35,130,000
TOTAL SOUTH CAROLINA		35,130,000
Tennessee - 0.3%
Synthetics - 0.3%
Metropolitan Gov Nashville & Davidson County Health & Edl Facilities Board Participating VRDN Series 2024 MIZ9181, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	1,830,000	1,830,000
Metropolitan Nashville Arpt Auth Rev Participating VRDN Series 2023 XL0440, 1.92% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	2,440,000	2,440,000
Metropolitan Nashville Arpt Auth Rev Participating VRDN Series XL 03 82, 1.93% 7/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	3,090,000	3,090,000
Metropolitan Nashville Arpt Auth Rev Participating VRDN Series YX 12 89, 1.91% 7/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	3,300,000	3,300,000
		10,660,000
TOTAL TENNESSEE		10,660,000
Texas - 1.8%
Synthetics - 1.8%
Austin Arpt Sys Rev Participating VRDN Series 2022 YX1199, 1.91% 11/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	6,500,000	6,500,000
Austin Arpt Sys Rev Participating VRDN Series 2024 XG0573, 1.94% 11/15/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	6,920,000	6,920,000
Bastrop Tex Indpt Sch Dist Participating VRDN 1.9% 2/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	4,800,000	4,800,000
Capital Area Hsg Fin Corp Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9195, 1.96% 3/7/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)	8,500,000	8,500,000
Collin County Hsg Fin Corp Multi-family Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	2,400,000	2,400,000
Denton Independent School District Participating VRDN Series 2023 ZF1674, 1.89% 8/15/2048 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	1,080,000	1,080,000
Harris Cnty TX Children's Hosp Participating VRDN Series E 149, 1.89% 10/1/2041 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	3,200,000	3,200,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2023 XF3203, 2.01% 7/1/2052 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,000,000	4,000,000
Houston Arpt Sys Rev Participating VRDN Series 2023 XF3126, 1.91% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	3,300,000	3,300,000
Medina Valley Tex Indpt Sch Dist Participating VRDN Series 2023 XG0505, 1.9% 2/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	4,000,000	4,000,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN 1.89% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,655,000	2,655,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 1.97% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,100,000	3,100,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN 1.91% 11/15/2051 (Liquidity Facility Bank of America, N.A.) (c)(f)	725,000	725,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN Series 2024 ZF3304, 1.89% 11/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	3,080,000	3,080,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2024 ZF3283, 1.92% 2/15/2047 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,000,000	1,000,000
Texas Muni Gas Acquisition & Supply Corp Participating VRDN Series 2023 XM1154, 1.91% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,180,000	2,180,000
Texas Private Activity Bond Surface Tran Corp Participating VRDN Series XM 11 23, 1.93% 12/31/2058 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	4,200,000	4,200,000
Texas Wtr Dev Brd Participating VRDN Series 2022 XF1329, 1.9% 10/15/2047 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	5,000,000	5,000,000
Texas Wtr Dev Brd Participating VRDN Series 2023 XG0530, 1.89% 10/15/2058 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,600,000	2,600,000
		69,240,000
TOTAL TEXAS		69,240,000
Utah - 0.8%
Synthetics - 0.8%
Salt Lake City Arpt Rev Participating VRDN Series 2023 XF1550, 1.94% 7/1/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(f)	12,485,000	12,485,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XL0457, 1.91% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	2,700,000	2,700,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XL0459, 1.91% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	6,385,000	6,385,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XM1146, 1.91% 7/1/2047 (Liquidity Facility UBS AG) (b)(c)(f)	4,250,000	4,250,000
Salt Lake City Arpt Rev Participating VRDN Series 2025 XL0577, 1.92% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	1,800,000	1,800,000
Salt Lake City Arpt Rev Participating VRDN Series XX 12 49, 1.91% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	4,840,000	4,840,000
		32,460,000
TOTAL UTAH		32,460,000
Virginia - 1.0%
Synthetics - 1.0%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev Participating VRDN Series XF 30 64, 1.9% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,300,000	5,300,000
Norfolk VA Sentara Hlth Participating VRDN 1.9% 11/1/2036 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	2,500,000	2,500,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 1.96% 3/7/2025 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(f)	20,055,000	20,055,000
University VA Univ Revs Participating VRDN 1.89% 4/1/2039 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	3,375,000	3,375,000
Virginia Small Bus. Fing Auth Participating VRDN Series 2024 XF3217, 1.91% 12/31/2056 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	7,200,000	7,200,000
		38,430,000
TOTAL VIRGINIA		38,430,000
Washington - 1.4%
Synthetics - 1.4%
Port Seattle WA Rev Participating VRDN 1.91% 8/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(f)	2,700,000	2,700,000
Port Seattle WA Rev Participating VRDN 1.93% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(f)	1,320,000	1,320,000
Port Seattle WA Rev Participating VRDN 1.93% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(f)	1,100,000	1,100,000
Port Seattle WA Rev Participating VRDN 1.96% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	3,700,000	3,700,000
Port Seattle WA Rev Participating VRDN 1.96% 8/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(f)	1,400,000	1,400,000
Port Seattle WA Rev Participating VRDN Series 2020 XM0875, 1.96% 4/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	2,030,000	2,030,000
Port Seattle WA Rev Participating VRDN Series 2022 XM1027, 1.96% 8/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	800,000	800,000
Port Seattle WA Rev Participating VRDN Series 2022 YX1241, 1.93% 8/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	5,825,000	5,825,000
Port Seattle WA Rev Participating VRDN Series 2023 XF1599, 1.93% 5/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(f)	7,360,000	7,360,000
Port Seattle WA Rev Participating VRDN Series 2023 ZL0513, 1.91% 5/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(f)	2,745,000	2,745,000
Port Seattle WA Rev Participating VRDN Series 2024 XF1730, 1.96% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	1,800,000	1,800,000
State of Washington Gen. Oblig. Participating VRDN 1.89% 8/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	1,675,000	1,675,000
State of Washington Gen. Oblig. Participating VRDN 1.91% 2/1/2045 (Liquidity Facility Citibank NA) (c)(f)	5,550,000	5,550,000
Washington Convention Ctr. Pub Facilities Participating VRDN Series 2022 XX1238, 1.9% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,000,000	4,000,000
Washington Health Care Facilities Auth Rev Participating VRDN Series 2015 XF0150 1, 1.91% 10/1/2042 (Liquidity Facility Bank of America, N.A.) (c)(f)	2,950,000	2,950,000
Washington Health Care Facilities Auth Rev Participating VRDN Series XF 30 62, 1.9% 8/15/2043 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,300,000	2,300,000
Washington Health Care Facilities Auth Rev Participating VRDN Series XG 04 75, 1.9% 9/1/2055 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	5,285,000	5,285,000
		52,540,000
TOTAL WASHINGTON		52,540,000
TOTAL TENDER OPTION BOND (Cost $1,200,275,000)		1,200,275,000

Variable Rate Demand Note - 39.0%
	Principal Amount (a)	Value ($)
Alabama - 2.0%
Electric Utilities - 1.2%
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 1.55% 12/1/2036 VRDN (b)(c)	4,500,000	4,500,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 1.5% 8/1/2063 VRDN (b)(c)	17,000,000	17,000,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) 1.55% 12/1/2038 VRDN (b)(c)	9,665,000	9,665,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.3% 8/1/2063 VRDN (b)(c)	13,300,000	13,300,000
		44,465,000
Industrial Development - 0.8%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.1% 8/1/2036 VRDN (b)(c)	31,715,000	31,715,000
TOTAL ALABAMA		76,180,000
Alaska - 0.0%
Industrial Development - 0.0%
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 2.65% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (c)	1,800,000	1,800,000
Arizona - 0.6%
Electric Utilities - 0.3%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.06% 5/1/2029 VRDN (c)	700,000	700,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.18% 5/1/2029 VRDN (c)	9,900,000	9,900,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 2.18% 5/1/2029 VRDN (c)	2,400,000	2,400,000
		13,000,000
Housing - 0.2%
Maricopa Cnty AZ Ida Mfh Auth (Village Square Housing Investors Lp Proj.) 1.94% 12/15/2034, LOC Fannie Mae VRDN (b)(c)	3,100,000	3,100,000
Pima Cnty AZ Ida Multifamily (Urban Innovations Proj.) 1.92% 12/15/2037, LOC Fannie Mae VRDN (b)(c)	4,525,000	4,525,000
		7,625,000
Industrial Development - 0.1%
Maricopa Cnty AZ Ida ID Rev (Clayton Homes Inc Proj.) 2% 8/1/2028, LOC US Bank NA/Cincinnati OH VRDN (b)(c)	3,300,000	3,300,000
TOTAL ARIZONA		23,925,000
Arkansas - 0.9%
Industrial Development - 0.9%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2% 1/2/2033 VRDN (b)(c)	23,100,000	23,100,000
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.1% 6/1/2028 VRDN (b)(c)	10,300,000	10,300,000
		33,400,000
TOTAL ARKANSAS		33,400,000
Colorado - 0.0%
Other - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Clyfford Still Museum Proj.) 1.96% 12/1/2038, LOC Wells Fargo Bank NA VRDN (c)	100,000	100,000
Connecticut - 1.7%
Housing - 1.7%
Conn St Hsg Fin Auth (Ct Hsg Mortgage 1972 Adopted September 27, 1972 Sf&Mf Wl Open Proj.) 1.88% 5/15/2039 (Liquidity Facility TD Bank NA) VRDN (b)(c)	9,050,000	9,050,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage 1972 Adopted September 27, 1972 Sf&Mf Wl Open Proj.) Series 2017 C 3, 1.88% 11/15/2035 (Liquidity Facility TD Bank NA) VRDN (b)(c)	24,935,000	24,935,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage 1972 Adopted September 27, 1972 Sf&Mf Wl Open Proj.) Series 2019 A 2, 1.9% 11/15/2041 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)(c)	10,800,000	10,800,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2014D 3, 1.89% 11/15/2034 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)(c)	20,615,000	20,615,000
		65,400,000
TOTAL CONNECTICUT		65,400,000
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.87% 10/1/2029 VRDN (b)(c)	300,000	300,000
District Of Columbia - 0.0%
Industrial Development - 0.0%
District Columbia Rev (Fort Lincoln Nt/Premium Distb Proj.) 1.99% 6/1/2026, LOC Wells Fargo Bank NA VRDN (b)(c)	1,310,000	1,310,000
Florida - 4.7%
Electric Utilities - 3.7%
Bay Cny Fla Pcr (Florida Pwr & Lt Co Proj.) Series 2020, 2.05% 6/1/2050 VRDN (b)(c)	26,800,000	26,800,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 2.1% 6/1/2045 VRDN (b)(c)	9,800,000	9,800,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 A, 1.75% 12/1/2048 VRDN (b)(c)	4,700,000	4,700,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 1.95% 12/1/2048 VRDN (b)(c)	4,900,000	4,900,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series FIRST 2009, 2% 4/1/2039 VRDN (c)	4,000,000	4,000,000
FL Pcr Power And Light (Florida Pwr & Lt Co Proj.) 1.92% 5/1/2029 VRDN (c)	10,140,000	10,140,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 2.1% 12/1/2046 VRDN (b)(c)	8,300,000	8,300,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 1.95% 12/1/2046 VRDN (b)(c)	7,800,000	7,800,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 1.9% 5/1/2046 VRDN (b)(c)	2,600,000	2,600,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.05% 5/1/2054 VRDN (b)(c)	26,200,000	26,200,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.1% 5/1/2054 VRDN (b)(c)	28,200,000	28,200,001
Mississippi Bus Fin Corp MI Po (Florida Pwr & Lt Co Proj.) Series 2014, 1.92% 4/1/2044 VRDN (c)	3,775,000	3,775,000
		137,215,001
Housing - 1.0%
Collier Cnty FL Hfa Mfr (Richman Group Affordable Housing Corp (The) Proj.) 1.95% 2/15/2036, LOC Fannie Mae VRDN (b)(c)	4,600,000	4,600,000
Fla Hsg Fin Corp Multifamily Mtg Rev (Richman Group Affordable Housing Corp (The) Proj.) 1.97% 12/15/2044, LOC Citibank NA VRDN (b)(c)	11,125,000	11,125,000
Fla Hsg Fin Corp Multifamily Mtg Rev (The Richman Group Of Florida Proj.) 1.91% 4/15/2039, LOC Fannie Mae VRDN (b)(c)	5,395,000	5,395,000
Hillsborough Cnty FL Hfa Rev (Ced Affordable Housing Develpo Ment Inc Proj.) 2% 9/15/2035, LOC Fannie Mae VRDN (b)(c)	4,930,000	4,930,000
Hillsborough Cnty FL Hfa Rev (Claymore Housing Ltd Proj.) 2.02% 12/15/2038, LOC Citibank NA VRDN (b)(c)	465,000	465,000
Hillsborough Cnty FL Hfa Rev (Grande Oaks Llc Proj.) 1.95% 2/15/2037, LOC Fannie Mae VRDN (b)(c)	3,815,000	3,815,000
Hillsborough Cnty FL Hfa Rev (Hunter'S Run Llc Proj.) 1.95% 6/15/2036, LOC Fannie Mae VRDN (b)(c)	8,500,000	8,500,000
		38,830,000
TOTAL FLORIDA		176,045,001
Georgia - 2.7%
Electric Utilities - 2.3%
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 1.5% 11/1/2062 VRDN (b)(c)	24,805,000	24,805,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 1.75% 11/1/2062 VRDN (b)(c)	36,450,000	36,450,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2017, 2.1% 11/1/2047 VRDN (b)(c)	7,800,000	7,800,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2019, 2.05% 6/1/2049 VRDN (b)(c)	20,000,000	20,000,000
		89,055,000
Housing - 0.2%
Atlanta GA Urban Res Fin Au Mu (Harris Redevelopment Partnership I, Lp Proj.) 1.91% 10/15/2036, LOC Fannie Mae VRDN (b)(c)	6,730,000	6,730,000
Industrial Development - 0.2%
Gwinette Cnty GA Dev Auth Idr (Curtis 1000 Inc Proj.) 2.13% 5/1/2031, LOC Wells Fargo Bank NA VRDN (b)(c)	6,460,000	6,460,000
TOTAL GEORGIA		102,245,000
Illinois - 3.7%
Education - 0.1%
Illinois Dev Fin Auth Rev (Glenwood School For Boys, Il Proj.) 2.06% 2/1/2033, LOC Northern Trust CO Chicago VRDN (c)	2,700,000	2,700,000
Housing - 0.4%
Illinois Fin Auth Multifamily Rev (Villagebrook Apartments Lp Proj.) 1.91% 5/1/2035, LOC Freddie Mac Non Gold Pool VRDN (b)(c)	6,295,000	6,295,000
Lisle Ill Multi-Family Rev (Ponds Of Pembroke Lp Proj.) 1.97% 12/15/2025, LOC Freddie Mac Non Gold Pool VRDN (b)(c)	6,000,000	6,000,000
		12,295,000
Transportation - 3.2%
Chicago IL Midway Arpt Rev Series 2014 C, 1.89% 1/1/2044, LOC PNC Bank NA VRDN (b)(c)	84,210,000	84,210,000
Chicago IL O'Hare Intl Arpt Rev Spl (Deutsche Lufthansa A G Proj.) 1.88% 5/1/2035, LOC Bayerische Landesbank VRDN (b)(c)	37,770,000	37,770,000
		121,980,000
TOTAL ILLINOIS		136,975,000
Indiana - 1.6%
Electric Utilities - 1.6%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 1.91% 12/1/2038 VRDN (b)(c)	23,300,000	23,294,766
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.2% 12/1/2038 VRDN (b)(c)	37,150,000	37,150,000
		60,444,766
Industrial Development - 0.0%
Indiana St Fin Auth Environmental Rev (Arcelormittal Sa Luxembourg Proj.) 2.15% 6/1/2035, LOC Cooperatieve Rabobank UA/NY VRDN (c)	1,500,000	1,500,000
TOTAL INDIANA		61,944,766
Iowa - 1.5%
Electric Utilities - 1.5%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.18% 7/1/2038 VRDN (b)(c)	600,000	600,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 1.9% 12/1/2047 VRDN (b)(c)	57,050,000	57,050,000
		57,650,000
TOTAL IOWA		57,650,000
Kansas - 2.1%
Electric Utilities - 1.3%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.18% 9/1/2035 VRDN (c)	3,200,000	3,200,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.18% 9/1/2035 VRDN (c)	14,000,000	14,000,000
LA Cygne KS Pollution Ctl Rev (Evergy Kansas South Proj.) 2.05% 4/15/2027 VRDN (c)	17,200,000	17,200,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 2.05% 4/15/2032 VRDN (c)	4,700,000	4,700,000
Wamego Kansas Pcr (Evergy Kansas Central Proj.) 2.05% 4/15/2032 VRDN (c)	5,200,000	5,200,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 2.05% 4/15/2032 VRDN (c)	4,100,000	4,100,000
		48,400,000
Industrial Development - 0.8%
Chanute KS Indl Dev Rev (Ash Grove Cement Company Proj.) 1.88% 6/1/2035, LOC Bank of America NA VRDN (b)(c)	25,100,000	25,100,000
Chanute KS Indl Dev Rev (Ash Grove Cement Company Proj.) 1.88% 6/1/2035, LOC Bank of America NA VRDN (b)(c)	7,000,000	7,000,000
		32,100,000
TOTAL KANSAS		80,500,000
Kentucky - 0.4%
Industrial Development - 0.4%
Daviess Cty KY Exempt Facs Rev (Kimberly-Clark Tissue Company Proj.) 2.05% 8/1/2029 (Kimberly-Clark Corp Guaranteed) VRDN (b)(c)	6,070,000	6,070,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 2.1% 7/1/2060 VRDN (b)(c)	1,700,000	1,700,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 2.1% 8/1/2061 VRDN (b)(c)	9,100,000	9,100,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 2.1% 8/1/2061 VRDN (b)(c)	300,000	300,000
		17,170,000
TOTAL KENTUCKY		17,170,000
Louisiana - 0.4%
Industrial Development - 0.4%
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.04% 12/1/2037 VRDN (b)(c)	14,000,000	14,000,000
Michigan - 0.1%
Industrial Development - 0.1%
Michigan St Strategic Fd Ltd Oblig Rev (Kroger Co Proj.) 1.9% 1/1/2026, LOC Bank of Nova Scotia NY Brh VRDN (c)	2,400,000	2,400,000
Mississippi - 1.0%
Electric Utilities - 1.0%
Mississippi Bus Fin Corp Rev (Florida Pwr & Lt Co Proj.) 1.95% 12/1/2049 VRDN (b)(c)	24,600,000	24,600,000
Mississippi Bus Fin Corp Sld Wst Disp Rev (Mississippi Power Co Proj.) Series 1998, 2.1% 5/1/2028 VRDN (b)(c)	5,300,000	5,300,000
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 1.6% 11/1/2052 VRDN (b)(c)	8,610,000	8,610,000
		38,510,000
TOTAL MISSISSIPPI		38,510,000
Nebraska - 0.8%
Housing - 0.7%
Nebraska Invt Fin Auth Sfh Rev (Ne Single Family Hsg 1994 Adopted July 1, 1994 Sf Mbs Open Proj.) Series 2015B, 2.45% 9/1/2038 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)(c)	14,720,000	14,720,000
Nebraska Invt Fin Auth Sfh Rev (Ne Single Family Hsg 1994 Adopted July 1, 1994 Sf Mbs Open Proj.) Series 2015D, 2.45% 9/1/2032 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)(c)	11,100,000	11,100,000
		25,820,000
Industrial Development - 0.1%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.1% 11/1/2026 VRDN (b)(c)	1,600,000	1,600,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.1% 6/1/2028 VRDN (b)(c)	2,200,000	2,200,000
		3,800,000
TOTAL NEBRASKA		29,620,000
Nevada - 3.6%
Electric Utilities - 2.2%
Clark Cnty NV Indl Dev Rev (Southwest Gas Corp Proj.) Series 2003 A, 1.8% 3/1/2038, LOC Mizuho Bank Ltd/New York NY VRDN (b)(c)	50,000,000	50,000,000
Clark Cnty NV Indl Dev Rev (Southwest Gas Corp Proj.) Series 2008 A, 1.85% 3/1/2038, LOC MUFG Bank Ltd/New York NY VRDN (b)(c)	35,000,000	35,000,000
		85,000,000
Transportation - 1.4%
Clark Cnty NV Arpt Rev 1.84% 7/1/2040, LOC Bank of America NA VRDN (b)(c)	51,680,000	51,680,000
TOTAL NEVADA		136,680,000
New Hampshire - 0.2%
Health Care - 0.2%
National Fin Auth N H Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 C, 2% 11/1/2064, LOC Truist Bank VRDN (c)	7,000,000	7,000,000
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ 1.91% 1/19/2027 VRDN (c)(d)(g)	500,000	500,000
Port Auth NY & NJ 1.94% 9/20/2025 VRDN (b)(c)(d)(g)	3,900,000	3,900,000
		4,400,000
TOTAL NEW JERSEY,NEW YORK		4,400,000
New York - 0.9%
Housing - 0.9%
New York NY Hsg Dev Multi Rev (89 Murray Street Associates Llc Proj.) 2% 6/15/2039, LOC Fannie Mae VRDN (b)(c)	15,000,000	15,000,000
New York St Hsg Fin Agy Rev (Atlantic Development Group Llc Proj.) 2.35% 11/1/2036, LOC Freddie Mac Non Gold Pool VRDN (b)(c)	20,400,000	20,400,000
		35,400,000
TOTAL NEW YORK		35,400,000
North Carolina - 0.3%
Industrial Development - 0.3%
Cumberland Cnty NC Indl Facs & Pollution Ctl Fing Auth Exempt Facs Rev (Cargill Inc Proj.) Series 2022, 1.91% 8/1/2052 VRDN (b)(c)	8,100,000	8,100,000
Lower Cape Fear N C Wtr & Swr Auth Spl Fac Rev (Smithfield Foods Proj.) 1.92% 12/1/2034, LOC Cooperatieve Rabobank UA/NY VRDN (c)	2,255,000	2,255,000
		10,355,000
TOTAL NORTH CAROLINA		10,355,000
Ohio - 0.7%
Health Care - 0.1%
Cuyahoga Cnty OH Hlth Care Fac (The A.M. Mcgregor Home Proj.) Series 2014, 1.91% 5/1/2049, LOC Northern Trust CO Chicago VRDN (c)	2,435,000	2,435,000
Housing - 0.6%
Ohio St Hsg Fin Agy Residential Mtg Rev (Oh Residential Mortgage 1994 Adopted June 1, 1994 Sf Mbs&Wl Open Proj.) Series G, 1.85% 3/1/2036 (Liquidity Facility TD Bank NA) VRDN (b)(c)	11,105,000	11,105,000
Ohio St Hsg Fin Agy Residential Mtg Rev (Oh Residential Mortgage 1994 Adopted June 1, 1994 Sf Mbs&Wl Open Proj.) Series H, 2.45% 3/1/2036 (Liquidity Facility State of Ohio) VRDN (b)(c)	8,240,000	8,240,000
Ohio St Hsg Fin Agy Residential Mtg Rev (Oh Residential Mortgage 1994 Adopted June 1, 1994 Sf Mbs&Wl Open Proj.) Series I, 1.85% 3/1/2036 (Liquidity Facility TD Bank NA) VRDN (b)(c)	4,355,000	4,355,000
		23,700,000
TOTAL OHIO		26,135,000
Oregon - 0.2%
Housing - 0.2%
Portland Ore Hsg Auth Rev (Cecelia Limited Partnership Proj.) 1.88% 12/1/2034, LOC Bank of America NA VRDN (b)(c)	2,770,000	2,770,000
Portland Ore Hsg Auth Rev (Trouton Limited Partnership Proj.) 1.88% 4/1/2037, LOC Bank of America NA VRDN (b)(c)	3,900,000	3,900,000
		6,670,000
TOTAL OREGON		6,670,000
Pennsylvania - 0.0%
Health Care - 0.0%
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 1.93% 12/1/2039, LOC PNC Bank NA VRDN (c)	1,600,000	1,600,000
South Carolina - 0.0%
Industrial Development - 0.0%
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 2% 8/1/2029 VRDN (b)(c)	532,000	532,000
Tennessee - 0.5%
General Obligations - 0.0%
Industrial Dev Brd Blount Cnty & Cities Alcoa & Maryville Tenn (Alcoa Tn Proj.) 2.13% 6/1/2036, LOC Truist Bank VRDN (c)	2,165,000	2,165,000
Industrial Development - 0.5%
Henderson Tenn Indl Dev Brd Rev (Arvin Sango Inc Proj.) 1.91% 2/1/2042, LOC MUFG Bank Ltd VRDN (b)(c)	10,000,000	10,000,000
Loudon CO TN Idb Exmpt Fac Rv (Kimberly-Clark Corp Proj.) 2.05% 11/1/2034 VRDN (b)(c)	7,100,000	7,100,000
		17,100,000
TOTAL TENNESSEE		19,265,000
Texas - 3.4%
General Obligations - 0.9%
Texas State Gen. Oblig. 1.9% 6/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	3,695,000	3,695,000
Texas State Gen. Oblig. 1.9% 6/1/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	5,325,000	5,325,000
Texas State Gen. Oblig. 1.95% 12/1/2036 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)(c)	14,000,000	14,000,000
Texas State Gen. Oblig. 1.95% 6/1/2034 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)(c)	11,350,000	11,350,000
		34,370,000
Health Care - 0.0%
Harris Cnty TX Hosp Dist Rev 1.91% 2/15/2042, LOC JPMorgan Chase Bank NA VRDN (c)	4,200,000	4,200,000
Housing - 0.8%
Converse Hsg Fin Corp TX Multi Family Hsg Rev (Town Square Living Llc Proj.) 1.9% 3/15/2040, LOC Citibank NA VRDN (b)(c)	11,045,000	11,045,000
Harris Cnty TX Hfc Mfhr (Tx Bammel Housing Lp Proj.) 1.91% 2/15/2038, LOC Fannie Mae VRDN (b)(c)	6,080,000	6,080,000
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev (Sunset Pointe Housing Partnership Ltd., L.P. Proj.) 1.98% 7/15/2039, LOC Fannie Mae VRDN (b)(c)	13,445,000	13,445,000
		30,570,000
Industrial Development - 1.7%
Calhoun Cnty Tex Nav Dist Environmental Facs Rev (Formosa Plastics Corp Proj.) 2.25% 5/1/2034, LOC Citibank NA VRDN (b)(c)	8,775,000	8,775,000
Calhoun Cnty TX Sld Ws Ds Rev (Formosa Plastics Corp Texas Proj.) 2.25% 5/1/2031, LOC JPMorgan Chase Bank NA VRDN (b)(c)	25,000,000	25,000,000
Calhoun Port Auth TX Environmental Facs Rev (Formosa Plastics Corp Texas Proj.) 1.89% 11/1/2037, LOC PNC Bank NA VRDN (b)(c)	7,495,000	7,495,000
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.1% 8/1/2038 VRDN (b)(c)	9,700,000	9,700,000
Lower Nchs Vly Ath TX Idcrp Re (Onyx Environmental Svcs Llc Proj.) Series 2003, 1.95% 5/1/2028, LOC Bank of America NA VRDN (b)(c)	10,310,000	10,310,000
		61,280,000
TOTAL TEXAS		130,420,000
Virginia - 0.4%
Housing - 0.4%
Arlington Cnty VA Indl Dev Auth Multifamily Rev (Ahc Limited Partnership-18 Proj.) 1.95% 8/1/2047, LOC Freddie Mac Non Gold Pool VRDN (b)(c)	17,150,000	17,150,000
Washington - 1.1%
Housing - 1.1%
Washington St Hsg Fin Comm Mf (Eagle Ridge, Llc Proj.) 1.95% 8/1/2041, LOC Federal Home Loan Bank of San Francisco VRDN (b)(c)	9,485,000	9,485,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Teutsch Partners Proj.) Series A, 2.96% 12/15/2041, LOC Federal Home Loan Bank of San Francisco VRDN (b)(c)	31,590,000	31,590,000
		41,075,000
TOTAL WASHINGTON		41,075,000
West Virginia - 1.7%
Electric Utilities - 1.7%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) 2.06% 2/1/2036 VRDN (b)(c)	25,675,000	25,675,000
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2008 A, 1.91% 2/1/2036 VRDN (b)(c)	39,900,000	39,900,000
		65,575,000
TOTAL WEST VIRGINIA		65,575,000
Wisconsin - 1.4%
Resource Recovery - 1.4%
Green Bay Wis Redev Auth Exempt Fac Redev Rev (Green Bay Wis Pkg Sys Rev Proj.) Series 2019, 1.91% 7/1/2047, LOC Wells Fargo Bank NA VRDN (b)(c)(h)	54,600,000	54,600,000
Wyoming - 0.3%
Electric Utilities - 0.3%
Laramie Cnty WY Indl Dev Rev (Cheyenne Light, Fuel & Pwr Co Proj.) 1.89% 3/1/2027, LOC Wells Fargo Bank NA VRDN (b)(c)	10,000,000	10,000,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 2% 11/1/2025 VRDN (b)(c)	2,500,000	2,500,000
		12,500,000
TOTAL WYOMING		12,500,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,488,831,767)		1,488,831,767

Commercial Paper - 5.7%
	Yield (%) (i)	Principal Amount (a)	Value ($)
Austin TX Util Sys Rev 3.1% 3/6/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3.10	2,300,000	2,300,000
Austin TX Util Sys Rev 3.1% 3/6/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3.10	6,870,000	6,870,000
Board of Regents of the University of Texas System 3.1% 3/3/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.10	2,900,000	2,900,000
Board of Regents of the University of Texas System 3.1% 5/13/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.10	2,800,000	2,800,000
Board of Regents of the University of Texas System 3.1% 5/28/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.10	3,900,000	3,900,000
Board of Regents of the University of Texas System 3.12% 4/3/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.12	1,900,000	1,900,000
Board of Regents of the University of Texas System 3.13% 4/8/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.13	1,900,000	1,900,000
Board of Regents of the University of Texas System 3.15% 3/13/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.15	5,600,000	5,600,000
Board of Regents of the University of Texas System 3.15% 3/17/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.15	2,800,000	2,800,000
Board of Regents of the University of Texas System 3.15% 3/4/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.15	5,600,000	5,600,000
Board of Regents of the University of Texas System 3.15% 3/5/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.15	5,600,000	5,600,000
Board of Regents of the University of Texas System 3.15% 4/9/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.15	2,800,000	2,800,000
Board of Regents of the University of Texas System 3.15% 5/12/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.15	7,000,000	7,000,000
Board of Regents of the University of Texas System 3.17% 5/14/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.17	2,600,000	2,600,000
Board of Regents of the University of Texas System 3.18% 3/14/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.18	2,800,000	2,800,000
Board of Regents of the University of Texas System 3.18% 5/12/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.18	25,000,000	25,000,000
Board of Regents of the University of Texas System 3.18% 5/13/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.18	6,000,000	6,000,000
Board of Regents of the University of Texas System 3.18% 5/13/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.18	25,000,000	25,000,000
City of Philadelphia PA Water & Wastewater Revenue 2.8% 3/4/2025, LOC Toronto Dominion Bank CP	2.80	1,100,000	1,100,000
District Columbia 2.8% 3/6/2025, LOC Barclays Bank PLC CP	2.80	3,900,000	3,900,000
Harris Cnty TX 2.9% 3/11/2025 (Liquidity Facility State Street Bank & Trust Co) CP	2.90	2,860,000	2,860,000
Harris Cnty TX 3.08% 3/5/2025 (Liquidity Facility State Street Bank & Trust Co) CP	3.08	1,800,000	1,800,000
Harris Cnty TX 3.15% 3/6/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3.15	6,040,000	6,040,000
Harris Cnty TX 3.15% 3/6/2025 (Liquidity Facility State Street Bank & Trust Co) CP	3.15	7,700,000	7,700,000
Harris Cnty TX 3.18% 3/4/2025 (Liquidity Facility State Street Bank & Trust Co) CP	3.18	8,145,000	8,145,000
Harris Cnty TX 3.2% 3/6/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3.20	2,600,000	2,600,000
Harris Cnty TX 3.21% 3/5/2025 (Liquidity Facility State Street Bank & Trust Co) CP	3.21	6,180,000	6,180,000
Harris Cnty TX 3.21% 3/5/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	3.21	6,310,000	6,310,000
Los Angeles Cnty CA Asset Leas 2.8% 3/4/2025, LOC Bank of America NA CP	2.80	12,668,000	12,668,000
Salt River Proj AZ Agric & Pwr 3.1% 6/5/2025 CP	3.10	8,400,000	8,400,000
Salt River Proj AZ Agric & Pwr 3.6% 3/4/2025 CP	3.60	2,300,000	2,300,000
University TX Perm Univ Fd 3.1% 3/10/2025 CP	3.10	5,700,000	5,700,000
University TX Perm Univ Fd 3.18% 4/29/2025 CP	3.18	5,400,000	5,400,000
University TX Perm Univ Fd 3.2% 3/12/2025 CP	3.20	1,700,000	1,700,000
University TX Perm Univ Fd 3.2% 3/18/2025 CP	3.20	5,800,000	5,800,000
Wisconsin St 3.25% 8/18/2025 CP	3.25	7,400,000	7,400,000
Wisconsin St 3.3% 8/18/2025 CP	3.30	8,700,000	8,700,000
TOTAL COMMERCIAL PAPER (Cost $218,073,000)			218,073,000

Money Market Funds - 8.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $322,891,050)	1.67	322,826,485	322,891,050

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,810,460,399)	3,810,460,399
NET OTHER ASSETS (LIABILITIES) - 0.3%	11,461,037
NET ASSETS - 100.0%	3,821,921,436

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,930,000 or 1.0% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,600,000 or 1.4% of net assets.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Hsg. Fin Corp. Rev VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/24	600,000

Arizona Indl Dev Auth Multi Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/24	635,000

Arizona Indl Dev Auth Multi Participating VRDN Series 2024 MIZ9192, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/24	4,300,000

Arizona Indl Dev Auth Multi Participating VRDN Series 2024 MIZ9180, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/24	1,170,000

Arizona Indl Dev Auth Multi Participating VRDN Series 2024 MIZ9187, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24	1,810,000

Collin County Hsg Fin Corp Multi-family Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24 - 10/10/24	2,400,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/25	1,000,000

Lehigh County Gen. Purp. Hosp Rev Participating VRDN Series 2023 BAML5039, 1.94% 7/1/2043 (Liquidity Facility Bank of America, N.A.)	5/04/23 - 3/28/24	5,740,000

Los Angeles Cmnty. Redev Agcy Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9189, 2.19% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	11/13/24	480,000

Metropolitan Gov Nashville & Davidson County Health & Edl Facilities Board Participating VRDN Series 2024 MIZ9181, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/24 - 10/10/24	1,830,000

Mississippi Home Corp Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9202 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	12/04/24	1,300,000

Mississippi Home Corp Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9205 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	12/12/24	800,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	1/02/25	500,000

Pennsylvania Multi Fam Hsg Rev Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/24	1,565,000

Port Auth NY & NJ 1.91% 1/19/2027 VRDN	7/15/20	500,000

Port Auth NY & NJ 1.94% 9/20/2025 VRDN	8/17/20	3,900,000

Port of Morrow Series 2024 MS0026, 2.06% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA)	10/10/24	5,400,000

River Islands Pub Fing Auth Participating VRDN Series 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/24	3,000,000

Saint Paul Hsg. & Redev Auth Rev Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24	2,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	165,220,475	712,664,041	554,993,466	1,584,096	-	-	322,891,050	322,826,485	8.0%
Total	165,220,475	712,664,041	554,993,466	1,584,096	-	-	322,891,050	322,826,485

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,487,569,349)	$3,487,569,349
Fidelity Central Funds (cost $322,891,050)	322,891,050

Total Investment in Securities (cost $3,810,460,399)		$3,810,460,399
Cash		289,001
Receivable for fund shares sold		5,748,800
Interest receivable		22,984,056
Distributions receivable from Fidelity Central Funds		308,021
Prepaid expenses		2,217
Other receivables		614
Total assets		3,839,793,108
Liabilities
Payable for investments purchased
Regular delivery	$421,214
Delayed delivery	6,146,299
Payable for fund shares redeemed	9,476,185
Distributions payable	582,226
Accrued management fee	1,213,833
Other payables and accrued expenses	31,915
Total liabilities		17,871,672
Net Assets		$3,821,921,436
Net Assets consist of:
Paid in capital		$3,822,040,707
Total accumulated earnings (loss)		(119,271)
Net Assets		$3,821,921,436
Net Asset Value, offering price and redemption price per share ($3,821,921,436 ÷ 3,816,385,152 shares)		$1.00
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$57,252,130
Income from Fidelity Central Funds		1,584,096
Total income		58,836,226
Expenses
Management fee	$7,327,698
Custodian fees and expenses	17,733
Independent trustees' fees and expenses	5,076
Registration fees	76,176
Audit fees	23,133
Legal	2,269
Miscellaneous	3,454
Total expenses before reductions	7,455,539
Expense reductions	(317)
Total expenses after reductions		7,455,222
Net Investment income (loss)		51,381,004
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	59,129
Total net realized gain (loss)		59,129
Net increase in net assets resulting from operations		$51,440,133
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,381,004	$123,775,918
Net realized gain (loss)	59,129	94,571
Net increase in net assets resulting from operations	51,440,133	123,870,489
Distributions to shareholders	(51,375,929)	(125,698,867)

Share transactions
Proceeds from sales of shares	1,032,195,467	2,135,301,776
Reinvestment of distributions	47,070,964	116,154,748
Cost of shares redeemed	(1,058,562,422)	(2,261,052,954)

Net increase (decrease) in net assets and shares resulting from share transactions	20,704,009	(9,596,430)
Total increase (decrease) in net assets	20,768,213	(11,424,808)

Net Assets
Beginning of period	3,801,153,223	3,812,578,031
End of period	$3,821,921,436	$3,801,153,223

Other Information
Shares
Sold	1,032,195,469	2,135,302,779
Issued in reinvestment of distributions	47,070,964	116,154,748
Redeemed	(1,058,562,424)	(2,261,052,957)
Net increase (decrease)	20,704,009	(9,595,430)

Financial Highlights
Fidelity® Municipal Money Market Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.014	.032	.026	.003	- B	.007
Net realized and unrealized gain (loss)	- B	.001	- B	- B	- B	.001
Total from investment operations	.014	.033	.026	.003	- B	.008
Distributions from net investment income	(.014)	(.032)	(.026)	(.003)	- B	(.007)
Distributions from net realized gain	-	(.001)	-	- B	-	(.001)
Total distributions	(.014)	(.033)	(.026)	(.003)	- B	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.37%	3.33%	2.61%	.27%	.01%	.76%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.40% G	.41%	.42%	.41%	.41%	.42%
Expenses net of fee waivers, if any	.40 % G	.40%	.42%	.26%	.16%	.41%
Expenses net of all reductions	.40% G	.40%	.42%	.26%	.16%	.41%
Net investment income (loss)	2.74% G	3.23%	2.56%	.24%	.01%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$3,821,921	$3,801,153	$3,812,578	$4,122,260	$4,647,796	$5,430,369

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$3,810,460,399

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(184,700)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Municipal Money Market Fund	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Municipal Money Market Fund	.39

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Money Market Fund	3,422,719	57,460,000	-
5. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $317.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered a pro forma management fee rate for the fund as if the new management fee arrangement had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.
The Board noted that Lipper's definition of retail and institutional money market funds creates challenges for comparisons because Lipper's retail category includes funds that have high investment minimums, unlike the fund, that would typically be considered institutional load. The Board considered that Fidelity believes that, although the management fee and total expenses may rank above the median, the fees that the fund is charged are reasonable for the overall value of the nature and quality of the services the fund's shareholders receive.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.703548.127
MMM-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025